UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13-F

FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2008

Check here if Amendment [  ]

Amendment Number:

This Amendment (Check only one.):

[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  Cavalry Asset Management, LP
Address:  One California Street, Suite 3000, San Francisco, CA 94111


Form 13F File Number: 028-10736


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   William Bindeman
Title:    Chief Financial Officer
Phone:    415-439-7013

Signature, Place, and Date of Signing:

/s/: William Bindeman     San Francisco, CA    October 30, 2008

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:   N/A

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   33

Form 13F Information Table Value Total:   $278,440

List of Other Included Managers: NONE

				TITLE OF		VALUE	SHARES /SH /	PUT /	INVSTMT OTHER	 VOTING AUTHORITY
ISSUER				CLASS	CUSIP		(x$1000)PRN AMT PRN	CALL	DSCRETN MGRS	SOLE	SHARED	NONE
ADVENT SOFTWARE INC		COM	007974108	5589	158630	SH		SOLE		158630	0	0
APPLE COMPUTER INC		COM	037833100	7103	62490	SH		SOLE		62490	0	0
APPLIED MATLS INC		COM	038222105	41407	2736756 SH		SOLE		2736756 0	0
ARRIS GROUP INC 		COM	04269Q100	6438	832917	SH		SOLE		832917	0	0
BLUE COAT SYST			COM NEW 09534T508	9728	685535	SH		SOLE		685535	0	0
DATA DOMAIN INC 		COM	23767P109	15032	675000	SH		SOLE		675000	0	0
ELECTRONIC ARTS 		COM	285512109	2571	69500	SH		SOLE		69500	0	0
ENERGY CONVERSION DEVICES INC	COM	292659109	6362	109224	SH		SOLE		109224	0	0
F5 NETWORKS INC 		COM	315616102	12812	548000	SH		SOLE		548000	0	0
FIRST SOLAR INC 		COM	336433107	8166	43228	SH		SOLE		43228	0	0
FOCUS MEDIA HOLDING LTD 	SP ADR	34415V109	1910	67000	SH		SOLE		67000	0	0
HARMONIC INC			COM	413160102	16140	1910000 SH		SOLE		1910000 0	0
INTELLON CORP			COM	45816W504	4075	1113400 SH		SOLE		1113400 0	0
INTL BUSINESS MACHS CORP	COM	459200101	6866	58700	SH		SOLE		58700	0	0
LDK SOLAR CO LTD ADR		SP ADR	50183L107	3205	106777	SH		SOLE		106777	0	0
MARVELL TECH GP 		COM	G5876H105	1302	139960	SH		SOLE		139960	0	0
NETFLIX INC			COM	64110L106	20297	657300	SH		SOLE		657300	0	0
POWERWAVE TECHNOLOGIES INC	COM	739363109	10833	2735680 SH		SOLE		2735680 0	0
QUALCOMM INC			COM	747525103	6866	159780	SH		SOLE		159780	0	0
SIMPLETECH INC (EX SIMPLE TECH	COM	784774101	11550	1500000 SH		SOLE		1500000 0	0
SHANDA INTERACTIVE ENTMT LTD	SPONSORE81941Q203	7342	287375	SH		SOLE		287375	0	0
TEKELEC 			COM	879101103	5134	367000	SH		SOLE		367000	0	0
YUCHENG TECHNOLOGIESLTD 	COM	G98777108	4877	476709	SH		SOLE		476709	0	0
ZIPREALTY			COM	98974V107	814	199473	SH		SOLE		199473	0	0
SAP AG COM STOCK NPV		SP ADR	803054204	10864	203330	SH		SOLE		203330	0	0
SATYAM COMPUTERS SERVICES LTD *DADR	804098101	1564	96843	SH		SOLE		96843	0	0
BAIDU COM (UKM LISTING) 	SP ADR	056752108	12436	50100	SH		SOLE		50100	0	0
JA SOLAR HOLDINGS CO LTD	SP ADR	466090107	2813	266915	SH		SOLE		266915	0	0
CHINA SUNERGY CO LTD		SPON ADR16942X104	4431	625000	SH		SOLE		625000	0	0
PERFECT WORLD CO LTD		SPON ADR71372U104	12545	559064	SH		SOLE		559064	0	0
VANCEINFO TECHNOLOGIES INC	ADR	921564100	1291	177380	SH		SOLE		177380	0	0
LONGTOP FINANCIAL TECH		ADR	54318P108	11460	813332	SH		SOLE		813332	0	0
AIRMEDIA GROUP INC		SPONSORE009411109	4617	619776	SH		SOLE		619776	0	0